Subordinated Debt (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Maturities of Subordinated Debt and Repayment
The face values, terms to maturity and carrying values of our subordinated debt are as follows:

(Canadian $ in millions, except as noted)	Face value	Maturity date	Interest rate (%)	Redeemable at our option	2021 Total	2020 Total
Debentures Series 20	150	December 2025 to 2040	8.25	Not redeemable	146	146
Series H Medium-Term Notes, Second Tranche (1)	1,000	December 2025	3.34	December 2020 (2)	–	961
Series I Medium-Term Notes, First Tranche (1)	1,250	June 2026	3.32	June 2021 (3)	–	1,242
Series I Medium-Term Notes, Second Tranche (1)	850	June 2027	2.57	June 2022 (4)	843	833
3.803% Subordinated Notes due 2032 (1)	US 1,250	December 2032	3.80	December 2027 (5)	1,567	1,771
4.338% Subordinated Notes due 2028 (1)	US 850	October 2028	4.34	October 2023 (6)	1,096	1,219
Series J Medium-Term Notes, First Tranche (1)	1,000	September 2029	2.88	September 2024 (7)	998	996
Series J Medium-Term Notes, Second Tranche (1)	1,250	June 2030	2.08	June 2025 (8)	1,248	1,248
Series K Medium-Term Notes, First Tranche (1) (9)	1,000	July 2031	1.93	July 2026 (9)	995	–
Total (10)					6,893	8,416

(1)
These notes include a
non-viability
contingent capital provision, which is necessary for notes issued after a certain date to qualify as regulatory capital under Basel III. As such, they are convertible into a variable number of our common shares if OSFI announces that the bank is, or is about to become, non-viable
or if a federal or provincial government in Canada publicly announces that the bank has accepted or agreed to accept a capital injection, or equivalent support, to avoid non-viability.
In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the TSX. The number of common shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then applying the multiplier.

(2)
All $1,000 million Series H Medium-Term Notes Second Tranche were redeemed on December 8, 2020 for 100% of the principal amount, plus accrued and unpaid interest to, but excluding, the redemption date.

(3)	All $1,250 million Series I Medium-Term Notes First Tranche were redeemed on June 1, 2021 for 100% of the principal amount, plus accrued and unpaid interest to, but excluding, the redemption date.
(4)
Redeemable at the greater of par and the Canada Yield Price prior to June 1, 2022, and redeemable at par together with accrued and unpaid interest to, but excluding, their redemption date commencing June 1, 2022.

(5)	Redeemable at par on December 15, 2027 together with accrued and unpaid interest to, but excluding, the redemption date.
(6)	Redeemable at par on October 5, 2023 together with accrued and unpaid interest to, but excluding, the redemption date.
(7)	Redeemable at par on September 17, 2024 together with accrued and unpaid interest to, but excluding, the redemption date.
(8)	Redeemable at par on June 17, 2025 together with accrued and unpaid interest to, but excluding, the redemption date.
(9)
On July 22, 2021, we issued $1,000 million of Series K Medium-Term Notes, First Tranche. These notes are redeemable at par on July 22, 2026 together with accrued and unpaid interest to, but excluding, the redemption date.

(10)
Certain amounts of subordinated debt were issued at a premium or discount and include fair value hedge adjustments, which together increased their carrying value as at October 31, 2021 by $44 million (increased by $119 million in 2020); see Note 8 for further details on hedge adjustments. The carrying value is also adjusted for our subordinated debt holdings, held for market-making purposes.